Provisions and contingent liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [Line Items]
Beginning balance	$ 200,183	$ 206,462
Reversal of impairment loss	0	(11,770)	$ 0
Changes and additions in estimates (discontinued operations), note 1(e)	6,013	12,701
Changes and additions in estimates (continued operations), note 12(a)	42,874	10,594
Provision for exploration projects	(2,433)	891
Accretion expense (continued operations), note 27	4,911	4,360
Accretion expense (exploration projects)	71	22
Accretion expense (discontinued operations), note 1(e)	54	215
Disbursements	(25,796)	(23,292)
Final balance	225,877	200,183	206,462
Classification by maturity
Current portion				$ 30,524	$ 39,826
Non-current portion				195,353	160,357
Provision for closure of mining units and exploration projects	200,183	200,183	206,462	225,877	200,183	$ 206,462
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of provisions [Line Items]
Beginning balance	1,234,731	1,012,888	578,959
Additional provisions	43,560	221,450	430,292
Payments	(19,842)	(21,376)	(10,467)
Unwinding of discount, note 19	36,015	21,769	14,104
Final balance	1,294,464	1,234,731	1,012,888
Classification by maturity
Current portion				19,325	19,455	15,636
Non-current portion				1,275,139	1,215,276	997,252
Provision for closure of mining units and exploration projects	$ 1,294,464	$ 1,234,731	$ 1,012,888	$ 1,294,464	$ 1,234,731	$ 1,012,888